CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Ordinary	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC statutory reserves	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance, shares at Dec. 31, 2011	2,229,628
Beginning Balance, amount at Dec. 31, 2011	$ 123	$ 9,533	$ (733)	$ 731	$ 274	$ 6,371	$ 1,610	$ 17,909
Net income/loss						$ (429)	$ 309	(120)
Purchase of treasury stock			(33)					$ (33)
Appropriation of reserves					$ 37	$ (37)
Cancellation of fractional shares	$ (19)
Ending Balance, shares at Dec. 31, 2012	2,229,609
Ending Balance, amount at Dec. 31, 2012	$ 123	9,533	(766)	$ 731	$ 311	5,905	$ 1,919	$ 17,756
Net income/loss						$ (18)	113	95
Other comprehensive income: Foreign exchange translation adjustment				127			$ 54	$ 181
Appropriation of reserves					$ 4	$ (4)
Dividend paid/payable to non-controlling interest							$ (134)	$ (134)
Disposal of a subsidiary							$ 53	53
Release of translation reserves upon disposal of a subsidiary				(74)				(74)
Ending Balance, shares at Dec. 31, 2013	2,229,609
Ending Balance, amount at Dec. 31, 2013	$ 123	9,533	$ (766)	784	$ 315	$ 5,883	$ 2,005	17,877
Net income/loss						$ (123)	(169)	(292)
Other comprehensive income: Foreign exchange translation adjustment				$ (8)			(7)	(15)
Dividend paid/payable to non-controlling interest							$ (42)	(42)
Release of translation reserves upon disposal of a subsidiary								0
Stock-based compensation expense		2						2
Ending Balance, shares at Dec. 31, 2014	2,229,609
Ending Balance, amount at Dec. 31, 2014	$ 123	$ 9,535	$ (766)	$ 776	$ 315	$ 5,760	$ 1,787	$ 17,530